Label	Element	Value
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $0.23 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	99.30%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $93.37 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	2.00%
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $84.03 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.40%)
Innovator International Developed 10 Buffer ETF™ - Quarterly | iShares MSCI EAFE ETF, Expiration: 12/31/2025; Exercise Price: $96.83 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.90%)